Pixelpin Acquisition and Patent Approvals (Details) - PixelPin - USD ($)	Mar. 13, 2021	Feb. 23, 2021
Asset Acquisition [Line Items]
Cash consideration for asset purchase of software intellectual property	$ 91,754	$ 91,754
Asset acquisition as percentage of fair value of net assets acquired	100.00%	100.00%